UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08245
                                                     ---------

                           Phoenix Equity Series Fund
                     -------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
                     -------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,                   John H. Beers, Esq.
Counsel and Secretary for Registrant               Vice President and Counsel
   Phoenix Life Insurance Company                Phoenix Life Insurance Company
         One American Row                               One American Row
     Hartford, CT 06103-2899                         Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                     Date of reporting period: May 31, 2006
                                               ------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


PHOENIX EQUITY SERIES FUND
GLOSSARY
MAY 31, 2006

REIT (REAL ESTATE INVESTMENT TRUST)
Publicly traded companies that own develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Phoenix Growth & Income Fund

                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2006
                                   (UNAUDITED)

                                                    SHARES          VALUE
                                                    -------     ------------

DOMESTIC COMMON STOCKS--96.9%

AEROSPACE & DEFENSE--3.9%
Boeing Co. (The)                                     15,600     $  1,298,700
Honeywell International, Inc.                        35,700        1,470,126
Lockheed Martin Corp.                                25,000        1,812,250
Northrop Grumman Corp.                               16,900        1,093,092
Raytheon Co.                                         18,900          866,565
United Technologies Corp.                            65,300        4,082,556
                                                                ------------
                                                                  10,623,289
                                                                ------------

AIR FREIGHT & LOGISTICS--0.2%
Pacer International, Inc.                             7,500          221,325
United Parcel Service, Inc. Class B                   5,300          426,915
                                                                ------------
                                                                     648,240
                                                                ------------

APPAREL RETAIL--0.4%
Gap, Inc. (The)                                      58,500        1,064,700

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
VF Corp.                                             10,800          679,644

APPLICATION SOFTWARE--0.3%
Autodesk, Inc.(b)                                     6,800          247,452
Intuit, Inc.(b)                                      12,700          702,183
                                                                ------------
                                                                     949,635
                                                                ------------

ASSET MANAGEMENT & CUSTODY BANKS--2.0%
Bank of New York Co., Inc. (The)                     33,700        1,119,851
Federated Investors, Inc. Class B                    18,200          584,584
Franklin Resources, Inc.                             10,800          971,460
Northern Trust Corp.                                 26,700        1,493,064
State Street Corp.                                   19,000        1,179,900
                                                                ------------
                                                                   5,348,859
                                                                ------------

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co.                                       63,800          456,808

BROADCASTING & CABLE TV--0.2%
CBS Corp. Class B                                    26,400          684,024

BUILDING PRODUCTS--0.5%
Masco Corp.                                          33,600        1,042,272
USG Corp.(b)                                          3,700          340,696
                                                                ------------
                                                                   1,382,968
                                                                ------------

COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co.                          26,800          862,424


                                                    SHARES          VALUE
                                                    -------     ------------

COMMUNICATIONS EQUIPMENT--3.0%
Cisco Systems, Inc.(b)                              216,000     $  4,250,880
Harris Corp.                                         11,100          451,992
Motorola, Inc.                                      141,400        2,982,126
Tellabs, Inc.(b)                                     27,900          398,970
                                                                ------------
                                                                   8,083,968
                                                                ------------

COMPUTER HARDWARE--3.8%
Dell, Inc.(b)                                        78,200        1,984,716
Hewlett-Packard Co.                                  93,400        3,024,292
International Business Machines
  Corp                                               63,700        5,089,630
NCR Corp.(b)                                          7,800          304,824
                                                                ------------
                                                                  10,403,462
                                                                ------------

COMPUTER STORAGE & PERIPHERALS--0.2%
Emulex Corp.(b)                                      33,300          590,076

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.5%
PACCAR, Inc.                                         10,100          776,185
Toro Co. (The)                                       14,100          680,607
                                                                ------------
                                                                   1,456,792
                                                                ------------

CONSUMER FINANCE--1.2%
American Express Co.                                 40,900        2,223,324
Capital One Financial Corp.                          12,800        1,059,456
                                                                ------------
                                                                   3,282,780
                                                                ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.6%
CheckFree Corp.(b)                                    4,500          224,685
Computer Sciences Corp.(b)                            4,900          275,625
Fiserv, Inc.(b)                                      28,000        1,208,200
                                                                ------------
                                                                   1,708,510
                                                                ------------

DEPARTMENT STORES--2.1%
Federated Department Stores, Inc.                    27,800        2,024,674
Nordstrom, Inc.                                      45,300        1,668,399
Penney (J.C.) Co., Inc.                              31,900        1,938,244
                                                                ------------
                                                                   5,631,317
                                                                ------------

DIVERSIFIED BANKS--3.0%
Comerica, Inc.                                       13,200          722,700
U.S. Bancorp                                         29,300          904,491
Wachovia Corp.                                       95,500        5,109,250
Wells Fargo & Co.                                    22,900        1,519,873
                                                                ------------
                                                                   8,256,314
                                                                ------------

                                                    SHARES          VALUE
                                                    -------     ------------

DIVERSIFIED CHEMICALS--0.5%
Dow Chemical Co. (The)                               27,100     $  1,080,477
PPG Industries, Inc.                                  3,900          250,926
                                                                ------------
                                                                   1,331,403
                                                                ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
Dun & Bradstreet Corp.(b)                             9,300          677,691

ELECTRIC UTILITIES--0.3%
PPL Corp.                                            24,400          726,388

ELECTRICAL COMPONENTS & EQUIPMENT--0.9%
Emerson Electric Co.                                 29,600        2,442,592

ELECTRONIC MANUFACTURING SERVICES--0.1%
Sanmina-SCI Corp.(b)                                 88,900          417,830

FOOD RETAIL--0.2%
Kroger Co. (The)                                     26,700          536,937

FOOTWEAR--0.5%
NIKE, Inc. Class B                                   15,600        1,252,836

GENERAL MERCHANDISE STORES--0.1%
Dollar General Corp.                                 16,800          273,840

HEALTH CARE DISTRIBUTORS--0.9%
Cardinal Health, Inc.                                20,200        1,351,582
McKesson Corp.                                       23,700        1,173,150
                                                                ------------
                                                                   2,524,732
                                                                ------------

HEALTH CARE EQUIPMENT--1.3%
Baxter International, Inc.                           32,400        1,221,480
Becton, Dickinson & Co.                              33,000        1,994,190
Kinetic Concepts, Inc.(b)                             6,500          252,850
                                                                ------------
                                                                   3,468,520
                                                                ------------

HEALTH CARE SERVICES--0.3%
Caremark Rx, Inc.(b)                                 15,900          762,723

HEALTH CARE SUPPLIES--0.3%
Bausch & Lomb, Inc.                                  18,000          884,700

HOME IMPROVEMENT RETAIL--1.5%
Home Depot, Inc. (The)                               62,900        2,397,748
Sherwin-Williams Co. (The)                           36,100        1,746,157
                                                                ------------
                                                                   4,143,905
                                                                ------------

HOUSEHOLD APPLIANCES--0.8%
Black & Decker Corp. (The)                           20,100        1,747,896
Whirlpool Corp.                                       4,900          440,608
                                                                ------------
                                                                   2,188,504
                                                                ------------


                                                    SHARES          VALUE
                                                    -------     ------------

HOUSEHOLD PRODUCTS--1.6%
Colgate-Palmolive Co.                                32,800     $  1,979,152
Kimberly-Clark Corp.                                 38,900        2,360,063
                                                                ------------
                                                                   4,339,215
                                                                ------------

HOUSEWARES & SPECIALTIES--0.5%
Newell Rubbermaid, Inc.                              48,300        1,278,018

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.1%
Labor Ready, Inc.(b)                                  8,200          189,830

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
Constellation Energy Group, Inc.                     20,300        1,049,510

INDUSTRIAL CONGLOMERATES--2.2%
3M Co.                                                5,700          476,862
General Electric Co.                                138,000        4,727,880
Textron, Inc.                                         7,800          709,254
                                                                ------------
                                                                   5,913,996
                                                                ------------

INDUSTRIAL MACHINERY--2.0%
Danaher Corp.                                         6,300          403,893
Dover Corp.                                           7,300          356,532
Eaton Corp.                                          28,200        2,073,828
Illinois Tool Works, Inc.                            42,700        2,120,055
Parker-Hannifin Corp.                                 7,700          600,754
                                                                ------------
                                                                   5,555,062
                                                                ------------

INSURANCE BROKERS--0.2%
AON Corp.                                            14,300          509,795

INTEGRATED OIL & GAS--8.9%
Chevron Corp.                                        68,100        4,071,699
ConocoPhillips                                       39,400        2,493,626
Exxon Mobil Corp.                                   195,600       11,913,996
Marathon Oil Corp.                                    6,100          457,805
Occidental Petroleum Corp.                           52,400        5,192,316
                                                                ------------
                                                                  24,129,442
                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES--4.1%
AT&T, Inc.                                          150,800        3,929,848
BellSouth Corp.                                      61,100        2,063,347
Citizens Communications Co.                          98,200        1,245,176
Embarq Corp.(b)                                       4,300          179,181
Qwest Communications International,
  Inc.(b)                                            47,500          332,975
Verizon Communications, Inc.                        109,100        3,405,011
                                                                ------------
                                                                  11,155,538
                                                                ------------

INTERNET RETAIL--0.2%
IAC/InterActiveCorp.(b)                              20,800          537,264

                                                    SHARES          VALUE
                                                    -------     ------------

INTERNET SOFTWARE & SERVICES--0.3%
VeriSign, Inc.(b)                                    37,000     $    830,650

INVESTMENT BANKING & BROKERAGE--1.8%
Merrill Lynch & Co., Inc.                            49,500        3,584,295
Morgan Stanley                                       20,000        1,192,400
                                                                ------------
                                                                   4,776,695
                                                                ------------

LIFE & HEALTH INSURANCE--3.7%
AFLAC, Inc.                                          25,200        1,179,360
Lincoln National Corp.                               32,500        1,825,850
MetLife, Inc.                                        70,400        3,623,488
Principal Financial Group, Inc.                      25,800        1,409,970
Protective Life Corp.                                 3,900          172,848
Prudential Financial, Inc.                           21,600        1,644,840
StanCorp Financial Group, Inc.                        4,400          214,808
                                                                ------------
                                                                  10,071,164
                                                                ------------

LIFE SCIENCES TOOLS & SERVICES--1.0%
Applera Corp. - Applied Biosystems
  Group                                              16,500          488,400
Fisher Scientific International,
  Inc.(b)                                            16,200        1,202,850
PerkinElmer, Inc.                                    45,900          957,474
                                                                ------------
                                                                   2,648,724
                                                                ------------

MANAGED HEALTH CARE--2.0%
Aetna, Inc.                                          38,700        1,488,402
CIGNA Corp.                                           8,600          797,564
UnitedHealth Group, Inc.                             30,600        1,345,176
WellPoint, Inc.(b)                                   25,200        1,803,816
                                                                ------------
                                                                   5,434,958
                                                                ------------

METAL & GLASS CONTAINERS--0.3%
Crown Holdings, Inc.(b)                              33,100          533,903
Silgan Holdings, Inc.                                 6,200          231,818
                                                                ------------
                                                                     765,721
                                                                ------------

MORTGAGE REIT'S--0.2%
American Home Mortgage Investment
  Corp.                                              12,600          420,462

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                                 5,100          254,235

MOVIES & ENTERTAINMENT--2.4%
Time Warner, Inc.                                   265,800        4,574,418
Viacom, Inc. Class B(b)                              26,400          996,600
Walt Disney Co. (The)                                32,100          979,050
                                                                ------------
                                                                   6,550,068
                                                                ------------

MULTI-LINE INSURANCE--0.2%
Hartford Financial Services Group,
  Inc. (The)                                          3,600          316,584


                                                    SHARES          VALUE
                                                    -------     ------------

MULTI-LINE INSURANCE--(CONTINUED)
Unitrin, Inc.                                         3,700     $    165,797
                                                                ------------
                                                                     482,381
                                                                ------------

OFFICE REIT'S--0.5%
Boston Properties, Inc.                               7,100          601,015
Highwoods Properties, Inc.                           26,500          821,500
                                                                ------------
                                                                   1,422,515
                                                                ------------

OIL & GAS DRILLING--0.6%
Grey Wolf, Inc.(b)                                  105,500          807,075
TODCO Class A(b)                                     17,200          759,724
                                                                ------------
                                                                   1,566,799
                                                                ------------

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Devon Energy Corp.                                   14,400          825,984

OIL & GAS REFINING & MARKETING--0.2%
Sunoco, Inc.                                          7,300          500,707

OTHER DIVERSIFIED FINANCIAL SERVICES--7.3%
Bank of America Corp.                               198,500        9,607,400
Citigroup, Inc.                                      88,400        4,358,120
JPMorgan Chase & Co.                                140,500        5,990,920
                                                                ------------
                                                                  19,956,440
                                                                ------------

PACKAGED FOODS & MEATS--2.0%
Campbell Soup Co.                                    21,500          756,585
General Mills, Inc.                                  25,600        1,328,384
Kellogg Co.                                          72,900        3,433,590
                                                                ------------
                                                                   5,518,559
                                                                ------------

PHARMACEUTICALS--7.4%
Abbott Laboratories                                  51,000        2,177,700
Alpharma, Inc. Class A                               15,800          370,036
Barr Pharmaceuticals, Inc.(b)                        11,500          606,050
Endo Pharmaceuticals Holdings,
  Inc.(b)                                            17,600          516,384
Johnson & Johnson                                   113,700        6,847,014
Lilly (Eli) & Co.                                    16,700          862,388
Medicis Pharmaceutical Corp. Class A                 18,100          539,742
Merck & Co., Inc.                                    38,900        1,294,981
Pfizer, Inc.                                        245,400        5,806,164
Watson Pharmaceuticals, Inc.(b)                       7,200          182,376
Wyeth                                                20,600          942,244
                                                                ------------
                                                                  20,145,079
                                                                ------------

PROPERTY & CASUALTY INSURANCE--2.8%
Allstate Corp. (The)                                 67,400        3,707,674
Cincinnati Financial Corp.                            5,100          233,784
Philadelphia Consolidated Holding
  Co.(b)                                              5,300          175,695

                                                    SHARES          VALUE
                                                    -------     ------------

PROPERTY & CASUALTY INSURANCE--(CONTINUED)
Progressive Corp. (The)                              31,800     $    869,730
St. Paul Travelers Cos., Inc. (The)                  58,700        2,583,974
                                                                ------------
                                                                   7,570,857
                                                                ------------

RAILROADS--0.5%
Burlington Northern Santa Fe Corp.                    6,500          503,165
Norfolk Southern Corp.                               14,900          786,124
                                                                ------------
                                                                   1,289,289
                                                                ------------

REGIONAL BANKS--0.9%
Bank of Hawaii Corp.                                 11,200          568,176
KeyCorp                                              26,000          928,720
National City Corp.                                   7,100          261,848
SunTrust Banks, Inc.                                  4,800          363,408
Synovus Financial Corp.                              13,300          349,923
                                                                ------------
                                                                   2,472,075
                                                                ------------

RESTAURANTS--1.4%
McDonald's Corp.                                     76,400        2,534,188
Yum! Brands, Inc.                                    24,400        1,229,760
                                                                ------------
                                                                   3,763,948
                                                                ------------

RETAIL REIT'S--0.1%
New Plan Excel Realty Trust                          14,500          342,345

SEMICONDUCTOR EQUIPMENT--0.2%
Lam Research Corp.(b)                                 9,400          421,026

SEMICONDUCTORS--3.1%
Advanced Micro Devices, Inc.(b)                      24,100          744,449
Freescale Semiconductor, Inc. Class
  B(b)                                               27,800          867,638
Intel Corp.                                         171,500        3,090,430
LSI Logic Corp.(b)                                   52,900          514,717
National Semiconductor Corp.                          6,200          159,216
NVIDIA Corp.(b)                                      17,000          390,660
OmniVision Technologies, Inc.(b)                     11,900          348,670
ON Semiconductor Corp.(b)                            59,800          361,192
Texas Instruments, Inc.                              62,700        1,958,121
                                                                ------------
                                                                   8,435,093
                                                                ------------

SOFT DRINKS--1.3%
Coca-Cola Co. (The)                                  31,900        1,404,557
Pepsi Bottling Group, Inc. (The)                     58,000        1,817,720
PepsiAmericas, Inc.                                   9,000          200,970
                                                                ------------
                                                                   3,423,247
                                                                ------------

SPECIALTY CHEMICALS--0.2%
Fuller (H.B.) Co.                                     4,000          193,000


                                                    SHARES          VALUE
                                                    -------     ------------

SPECIALTY CHEMICALS--(CONTINUED)
Rohm and Haas Co.                                     8,100     $    408,321
                                                                ------------
                                                                     601,321
                                                                ------------

SPECIALTY STORES--0.1%
Barnes & Noble, Inc.                                  5,200          198,536
Staples, Inc.                                         7,700          180,873
                                                                ------------
                                                                     379,409
                                                                ------------

SYSTEMS SOFTWARE--2.8%
BMC Software, Inc.(b)                                18,500          372,775
Microsoft Corp.                                     215,700        4,885,605
Oracle Corp.(b)                                     149,000        2,118,780
Symantec Corp.(b)                                    12,700          198,120
                                                                ------------
                                                                   7,575,280
                                                                ------------

TECHNOLOGY DISTRIBUTORS--0.2%
Arrow Electronics, Inc.(b)                           14,400          468,000

TOBACCO--1.6%
Loews Corp. - Carolina Group                         30,500        1,416,420
Reynolds American, Inc.                              25,700        2,825,458
                                                                ------------
                                                                   4,241,878
                                                                ------------

WIRELESS TELECOMMUNICATION SERVICES--0.7%
Sprint Nextel Corp.                                  86,500        1,834,665
                                                                ------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $205,399,770)                                   263,393,655
                                                                ------------

FOREIGN  COMMON STOCKS(c)--2.1%

DIVERSIFIED METALS & MINING--0.4%
Freeport-McMoRan Copper & Gold,
  Inc. Class B (Indonesia)                           20,200        1,130,998

INDUSTRIAL CONGLOMERATES--0.3%
Tyco International Ltd. (United
  States)                                            34,100          924,451

INDUSTRIAL MACHINERY--1.4%
Ingersoll-Rand Co. Ltd. Class A
  (United States)                                    86,600        3,776,626
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,298,873)                                       5,832,075
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%                               269,225,730
(IDENTIFIED COST $208,698,643)
----------------------------------------------------------------------------


                                                   PAR VALUE
                                                    (000)          VALUE
                                                   ---------    ------------

SHORT-TERM INVESTMENTS--0.5%

COMMERCIAL PAPER(d)--0.5%
UBS Finance Delaware LLC 5.05%,
  6/1/06                                            $ 1,290        1,290,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,290,000)                                       1,290,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $209,988,643)                                   270,515,730(a)

Other assets and liabilities, net--0.5%                            1,399,017
                                                                ------------
NET ASSETS--100.0%                                              $271,914,747
                                                                ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $64,271,863 and gross depreciation of $5,459,005 for federal income tax purposes. At May 31, 2006, the aggregate cost of securities for federal income tax purposes was $211,702,872.
(b) Non-income producing.
(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1C "Foreign security country determination" in the Notes to Schedule of Investments.
(d) The rate shown is the discount rate.

PHOENIX EQUITY SERIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
MAY 31, 2006 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

         The following is a summary of significant accounting policies consistently followed by the Equity Series Fund in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:

     Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

     Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

     As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

     Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

     Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN SECURITY COUNTRY DETERMINATION

     A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Equity Series Fund
             -------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date  July 27, 2006
    ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date  July 27, 2006
    ----------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------
                           Nancy G. Curtiss,  Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date  July 25, 2006
    ----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.